UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended:  December 31, 2001
Check here if Amendment   [ x ]; Amendment number: [ 8 ]
This Amendment (Check only one): [ ] is a restatement. [ X ] adds newholdings entries.

Institutional Investment Manager Filing This Report:

Name:	The Southern Fiduciary Group Inc.

Address:  2325 Crestmoor Road, Suite 202
          P.O. Box 158947
          Nashville, Tennessee 37215

13F File Number:  28-2983
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:   Ernest Williams III, C.F.A.
Title:   President
Phone:   615-383-7701
Signature, Place, and Date of Signing
Ernest Williams III    Nashville, TN    January 8,2002
Report Type (Check only one.):
[ x  ] 13F Holdings Report
[    ] 13F Notice
[    ] Combination Report
List of Other Managers Reporting for this Manager:
NONE
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE
REPORT SUMMARY;
NUMBER OF OTHER INCLUDED MANAGERS:      NONE
FORM 13F INFORMATION TABLE ENTRY TOTAL:  46
FORM 13F INFORMATION TABLE VALUE TOTAL (X $1,000): $112,568

LIST OF OTHER INCLUDED MANAGERS:
NONE





                                                            VALUE   SHARES/  SH/  INVSTMT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  DSCRETN  MNGERS   SOLE  SHARE  NONE
-------------------------      ------------    -------     ------   -------  ---  -------  ------   -------------------
Acuity Brnds Inc                    COM         00508Y102     1610   133050  SH    SOLE    None    51393         81657
Allegheny Tech                      COM         017415100      581    34666  SH    SOLE    None    13400         21266
Am Retirement Corp                  COM         028913101     4100  1715500  SH    SOLE    None   565000       1150500
Bancorp South                       COM         059692103      302    18168  SH    SOLE    None     7000         11168
Belo Corp Cl A                      COM         080555105     3592   191593  SH    SOLE    None    73900        117693
Berkshire Hath Cl B                 COM         084670207    17483     6924  SH    SOLE    None     2600          4324
Berry Petroleum 'A'                 COM         085789105     4783   304670  SH    SOLE    None   119200        185470
Calif Coastl Comm                   COM         129915104      169    37567  SH    SOLE    None    14200         23367
Coca-Cola Co                        COM         191216100      519    11000  SH    SOLE    None     4300          6700
Correc Crp of Am                    COM         22025Y100     2353   126780  SH    SOLE    None     4900        121880
Crawford & Co 'A'                   COM         224633206      115    13162  SH    SOLE    None     5000          8162
Crawford & Co 'B'                   COM         224633107      391    33343  SH    SOLE    None    13000         20343
Fairfax Financial Hldg              COM         303901102     4160    40350  SH    SOLE    None    15800         24550
Fed Home Loan Mtg                   COM         313400301     1066    16300  SH    SOLE    None     6400          9900
General Electric                    COM         369604103      553    13800  SH    SOLE    None     5100          8700
Gillette Co                         COM         375766102      840    25148  SH    SOLE    None     9500         15648
GTECH Holdings                      COM         400518106    11926   263317  SH    SOLE    None   103000        160317
Hancock Fabrics                     COM         409900107      464    35300  SH    SOLE    None    13400         21900
Hanson PLC                          COM         411352305      672    20000  SH    SOLE    None     7700         12300
HCC Ins Hldgs                       COM         404132102     4804   174358  SH    SOLE    None    68000        106358
HomeFed/Leucadia                    COM         43739D208       17    17659  SH    SOLE    None     6700         10959
Intl Flavor & Fragrn                COM         459506101     1182    39800  SH    SOLE    None    15200         24600
LabOne                              COM         50540L105    12633   820325  SH    SOLE    None   422625        397700
Lee Enterprises                     COM         523768109     2099    57700  SH    SOLE    None    21900         35800
Leucadia Natl Corp                  COM         527288104      600    20800  SH    SOLE    None     8000         12800
Loews Corp                          COM         540424108     1904    34380  SH    SOLE    None    13100         21280
McCormick & Co                      COM         579780206      768    18300  SH    SOLE    None     7200         11100
Media General                       COM         584404107      259     5200  SH    SOLE    None     1700          3500
Natl Health Investors               COM         63633D104     5268   355943  SH    SOLE    None   136000        219943
Natl Health Realty                  COM         635905102      502    32397  SH    SOLE    None    12700         19697
Natl Healthcare Corp                COM         635906100      479    31197  SH    SOLE    None    11800         19397
Natl Service Ind                    COM         637657107      133    65858  SH    SOLE    None    25000         40858
Philip Morris Cos                   COM         718154107     9313   203126  SH    SOLE    None    77000        126126
Procter & Gamble                    COM         742718109      309     3900  SH    SOLE    None     1400          2500
Ryerson Tull Inc                    COM         783755101      947    86047  SH    SOLE    None    33700         52347
Scripps E W Co Cl A                 COM         811039106     1495    22645  SH    SOLE    None     8600         14045
Syntroleum Corp                     COM         871630109     5885   828925  SH    SOLE    None   320000        508925
Tidewater Inc                       COM         886423102     2398    70731  SH    SOLE    None    27000         43731
Tokio Marine/Fire                   COM         889090403      234     6400  SH    SOLE    None     2500          3900
Trustmark Corp                      COM         898402102      242    10000  SH    SOLE    None     4000          6000
UnumProvident                       COM         91529Y106      230     8670  SH    SOLE    None     3000          5670
Vulcan Materials                    COM         929160109      892    18600  SH    SOLE    None     7200         11400
Wal-Mart Stores                     COM         931142103      754    13100  SH    SOLE    None     4900          8200
Washington Post 'B'                 COM         939640108      461      869  SH    SOLE    None      300           569
Wesco Financial                     COM         950817106      833     2645  SH    SOLE    None      900          1745
White Mountain Insur                COM         964126106     2248     6460  SH    SOLE    None     2500          3960
                                              TOTAL         112568